Putnam
Asia Pacific
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The economic region in which Putnam Asia Pacific Growth Fund commits most of its assets experienced its share of woe in the troubled investment climate that enveloped the globe during the greater part of the past year. The effects of the chill are reflected in the fund's results for the first half of its 2001 fiscal year.

Happily, returns over such a short period are not necessarily representative of the fund's long-term potential. The region's magnitude and diversity, as well as the size of an expanding global market for its products, bode well for prospects in the years ahead.

Meanwhile, your fund's management team continues to make the best of a trying environment by adhering closely to the fund's objectives and strategy in the belief that the global tide will eventually turn. In the following report, the managers review in detail their strategy during the period and discuss prospects for the remainder of the 2001 fiscal year.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001


REPORT FROM FUND MANAGEMENT

Simon Davis
Carmel Peters

The diversity of markets within the Asia-Pacific region helped to moderate your fund's performance in the six months ended March 31, 2001, the first half of Putnam Asia Pacific Growth Fund's fiscal year. It was generally a difficult period for stocks around the globe. While your fund declined as well, Asian markets shared only some of the factors that burdened markets elsewhere. In particular, Asian markets did not suffer the sharp economic setback that occurred in the United States. In the meantime, many positive factors at work in the region were obscured by the fact that global investors had simply lost their appetite for equities. Throughout the period, we employed the fund's discipline, which seeks stocks trading at attractive valuations relative to a company's long-term business worth, to find new opportunities and seek to control risks.

Total return for 6 months ended 3/31/01

        Class A          Class B          Class C          Class M
      NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
------------------------------------------------------------------------
    -26.34% -30.58%  -26.61% -30.28%  -26.60% -27.33%  -26.51% -29.07%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* ASIAN ECONOMIES MORE STABLE THAN EQUITIES

The two primary trends affecting global markets during the semiannual period were the sharp slowdown in the U.S. economy and the even sharper setback for technology stocks. Asian markets were not immune from these trends. Several of the markets in which we invest significant assets are large exporters of computer equipment and consumer goods to the United States.

As U.S. gross domestic product growth slowed to a modest 1% in the fourth quarter of 2000, approximately 6% lower than one year earlier, U.S. demand for Asian exports naturally declined. However, the effect of slowing U.S. growth had only a modest reduction in overall economic activity in Asian economies. Japan, the region's largest economy, experienced only a small drop in industrial production and investment. In fact, most Asian economies are now growing at a more robust rate than the U.S. economy.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan               53.2%

Hong Kong           16.1%

Australia           13.0%

Taiwan               6.2%

South Korea          5.5%

Footnote reads:
*Based on net assets as of 3/31/01. Holdings will vary over time.

The second trend, the global decline in technology and telecommunications stocks, also had a substantial impact in Asia. Many of the most attractive growth investments in Asia are Japanese, South Korean and Taiwan-based companies that are an important part of the supply chain for personal computers, wireless telephones, communications equipment, and networking equipment. Throughout the second half of 2000, technology and telecommunications equipment makers suffered as sales fell below expectations and inventories accumulated. Fund holdings that were affected by a decline in orders included Murata, Rohm, and Kyocera in Japan, which make components for wireless telephone handsets, and chipmakers Samsung Electronics of South Korea and United Microelectronics and Taiwan Semiconductor in Taiwan.

It is important to understand, though, that there are differences between the global trends and the Asian situation. Sales of PCs and wireless telephone services were below expectations in the United States and Europe. However, businesses and consumers in China continued to buy PCs at a strong clip, even as the growth rate of sales was disappointing elsewhere. Also, growth of wireless telephone services was strong in Asia, particularly in Japan. In South Korea, meanwhile, there were many positive developments for wireless telecom: the government has ended subsidies and inefficient competitors have been squeezed out of the market place, allowing leading companies such as SK Telecom, a fund holding, to cut marketing expenses and post strong earnings growth.


"But if Zhu's policymakers even succeed partially in creating a sound system of banks and markets, the effects could be remarkable: A functioning financial system based on personal and corporate capital could transform China."

-- Business Week, March 12, 2001

In short, the drop in Asian stock prices in late 2000 was in many ways unjustified. When the United States cut interest rates on January 3, 2001, and spurred a rally in the technology sector, Asian stocks soared. Although U.S. stocks later gave up those gains, many Asian stocks, particularly in Taiwan and South Korea, retained their advances. Examples of fund holdings that benefited were Taiwan Semiconductor and United Microelectronics. Although these holdings and other holdings mentioned in this report were viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's strategy.

* FUND ADJUSTS MARKET WEIGHTINGS TO SEIZE OPPORTUNITIES

We used the diversity of the region's economies to reduce risk and take advantage of opportunities. During the last few months of 2000, we continued to favor Australia and Hong Kong over Japan and Taiwan. Hong Kong is a market where East meets West. It is heavily influenced by U.S. monetary policy (because the Hong Kong dollar is pegged to the U.S. dollar) and by the performance of the Chinese economy.

The transition of the Chinese economy under the leadership of Prime Minister Zhu Rhongji has remained on track. Zhu is restructuring the economy by turning inefficient state-run companies into privately managed enterprises. The challenge is to maintain social and political stability as workers are idled, transferred, or retrained for higher-skilled work.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Toyota Motor Corp.
Japan
Automotive

Sony Corp.
Japan
Consumer cyclicals

Nippon Telegraph and Telephone Corp.
Japan
Telecommunications

China Mobile, Ltd.
Hong Kong
Telecommunications

NTT DoCoMo, Inc. 144A
Japan
Telecommunications

Takeda Chemical Industries, Ltd.
Japan
Pharmaceuticals

Samsung Electronics Co.
South Korea
Electronics

BHP, Ltd.
Australia
Metals

News Corp., Ltd. ADR
Australia
Broadcasting

NEC Corp.
Japan
Computers

Footnote reads:
These holdings represent 23.4% of the fund's net assets as of 3/31/01. Portfolio holdings will vary over time.


During the period, China's economy continued to expand at a rate of more than 7% annually. Chinese cities are booming as urban professionals are becoming cosmopolitan consumers and requiring private housing. Hong Kong stocks also got a lift when the U.S. Federal Reserve Board began loosening monetary policy on January 3, 2001, with the first of several interest rate cuts, thanks to the currency peg mentioned above.

In Australia, we hold a variety of companies. We owned several banks, including Westpac Banking, that had very high asset quality in spite of Australia's slowing economy. We also owned natural resource companies like BHP, which benefited from relatively high prices for many commodities such as oil, coal, and metals. Although Australian stocks outperformed as we had expected, the depreciation of the Australian dollar versus the U.S. dollar undercut these gains. We believe that the Australian dollar is undervalued and that this trend should reverse in the fund's favor, but it is impossible to predict if or when this will happen.

* OPTIMISM FOR WISER POLICIES IN JAPAN

Japan continued to be dominated by the long-term problem of non-performing loans on the books of many banks. The fund owned few Japanese bank stocks in the period. The government of Prime Minister Mori, which took office last summer following the sudden death of Prime Minister Obuchi, made little progress on resolving the banking crisis until late in the fund's semiannual period. In March, the Bank of Japan returned to the zero interest rate policy it had abandoned last summer. In exchange, the Bank of Japan obtained a commitment for government action to restructure the non-performing loans of Japanese banks. The goal is similar to what the United States achieved when the Resolution Trust Authority resolved the savings and loan crisis.

These factors helped Japanese equities outperform most other global markets in March. We had been increasing the fund's Japanese weighting during January and February. We took profits on several Australian stocks as well as Hong Kong property companies that rallied with the U.S. rate cut. We put these assets into Japanese equities that were trading at levels last seen in 1986 because we believed a short-term rebound was likely. This decision lifted your fund's Japanese weighting from about 45% of assets in January to above 50%. The only drawback was that the yen weakened versus the dollar in the period, which reduced the gains of the Japanese holdings.

In April, after the end of the reporting period, Mr. Mori resigned. Junichiro Koizumi was elected as leader of the Liberal Democratic Party and subsequently was chosen by the Diet to become prime minister. Financial markets viewed his election positively because Mr. Koizumi has committed his administration to support corporate restructuring and rapid reform of the financial system.

* FUNDAMENTALS SUPPORT POSITIVE OUTLOOK

As the second half of the fund's 2001 fiscal year begins, we believe fundamental conditions lie generally in the fund's favor. Asian economies have experienced only modest deterioration in recent months, while only Japan is flirting with recession. Regional business is solid in the growth industries of computers and wireless communications. Energy prices have stabilized at lower levels than they reached in 2000, with oil at approximately $25 per barrel.

Signs point to a recovery in global demand for exports, in part because of the aggressive reduction of interest rates in the United States, which remains the primary driver of world economic growth. The increase in liquidity is also positive for financial markets and, if history is any guide, can help to make equities more attractive. Also, it could weaken the U.S. dollar, a trend that we consider likely for fundamental reasons. Our research continues to uncover stocks that offer a combination of earnings growth and low valuations and supports our efforts to position assets in the most attractive markets and sectors.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single region may be subject to more volatility than funds investing in a diverse group of regions.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address.
This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Growth Fund is designed for investors seeking capital appreciation through common stocks and other securities of Asian and Pacific Basin companies.

TOTAL RETURN FOR PERIODS ENDED 3/31/01

                     Class A         Class B         Class C        Class M
(inception dates)   (2/20/91)       (6/1/93)        (7/26/99)       (2/1/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -26.34% -30.58% -26.61% -30.28% -26.60% -27.33% -26.51% -29.07%
------------------------------------------------------------------------------
1 year          -46.48  -49.55  -46.87  -49.52  -46.84  -47.37  -46.73  -48.60
------------------------------------------------------------------------------
5 years         -18.07  -22.79  -21.01  -22.37  -21.03  -21.03  -20.04  -22.85
Annual average   -3.91   -5.04   -4.61   -4.94   -4.61   -4.61   -4.37   -5.06
------------------------------------------------------------------------------
10 years         47.09   38.59   36.23   36.23   36.53   36.53   39.45   34.56
Annual average    3.93    3.32    3.14    3.14    3.16    3.16    3.38    3.01
------------------------------------------------------------------------------
Annual average
(life of fund)    3.57    2.97    2.79    2.79    2.81    2.81    3.03    2.66
------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                           MSCI                 Consumer
                       Pacific Index           price index
-------------------------------------------------------------------------------
6 months                 -20.67%                  1.56%
-------------------------------------------------------------------------------
1 year                   -32.32                   2.92
-------------------------------------------------------------------------------
5 years                  -27.41                  13.23
Annual average            -6.21                   2.52
-------------------------------------------------------------------------------
10 years                  -3.30                  30.59
Annual average            -0.33                   2.70
-------------------------------------------------------------------------------
Annual average
(life of fund)            -0.88                   2.70
-------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower.

A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase will be imposed for class A, B, C, and M shares of Putnam Asia Pacific Growth Fund.

PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 3/31/01

                     Class A         Class B        Class C       Class M
------------------------------------------------------------------------------
Share value:       NAV     POP         NAV            NAV       NAV     POP
------------------------------------------------------------------------------
9/30/00         $12.91  $13.70       $12.59         $12.82    $12.75  $13.21
------------------------------------------------------------------------------
3/31/01           9.51   10.09         9.24           9.41      9.37    9.71
------------------------------------------------------------------------------
*The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Pacific Index is an index of equity securities issued by companies located in five Asian countries. All values are expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

COMMON STOCKS (99.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (13.0%)
-------------------------------------------------------------------------------------------------------------------
            165,400 AMP, Ltd.                                                                         $   1,619,954
            146,571 Australia & New Zealand Banking Group, Ltd.                                             985,637
            539,051 BHP, Ltd.                                                                             5,155,915
             45,100 Brambles Industries, Ltd.                                                               965,306
            503,012 Cable & Wireless Optus, Ltd. (NON)                                                      893,510
            315,902 Commonwealth Bank of Australia                                                        4,408,981
            639,579 Foster's Brewing Group, Ltd.                                                          1,607,390
            246,442 National Australia Bank, Ltd. (NON)                                                   3,439,542
            147,993 News Corp., Ltd. ADR                                                                  4,646,980
            139,952 Publishing & Broadcasting, Ltd.                                                         665,892
            212,663 Southcorp, Ltd.                                                                         666,265
            665,334 Telstra Corp, Ltd.                                                                    2,084,465
            507,642 Westpac Banking Corp. (NON)                                                           3,133,776
            153,320 Woodside Petroleum, Ltd.                                                              1,017,554
            523,670 Woolworths, Ltd.                                                                      2,121,073
                                                                                                      -------------
                                                                                                         33,412,240

Hong Kong (16.1%)
-------------------------------------------------------------------------------------------------------------------
            287,000 Cheung Kong Holdings, Ltd.                                                            3,008,328
          1,289,100 China Mobile, Ltd. (NON)                                                              5,669,389
            380,000 Citic Pacific, Ltd.                                                                   1,098,717
            654,000 CLP Holdings, Ltd.                                                                    3,463,246
          2,596,000 CNOOC, Ltd. (NON)                                                                     2,296,727
            211,900 Hang Seng Bank, Ltd.                                                                  2,458,867
            209,000 Henderson Land Development Co., Ltd.                                                  1,063,879
          1,489,000 Hong Kong & China Gas Co., Ltd.                                                       2,023,746
            676,500 Hong Kong Electric Holdings, Ltd.                                                     2,428,742
            410,000 Hong Kong Exchanges & Clearing, Ltd.                                                    659,756
            357,300 Hutchison Whampoa, Ltd.                                                               3,733,758
          1,704,500 Johnson Electric Holdings, Ltd.                                                       2,710,031
          1,324,000 Legend Holdings, Ltd.                                                                   899,745
            832,000 Li & Fung, Ltd.                                                                       1,296,150
            636,500 MTR Corp.                                                                             1,032,392
          8,060,000 PetroChina Co., Ltd.                                                                  1,446,834
            363,000 Sun Hung Kai Properties, Ltd.                                                         3,467,515
            235,000 Swire Pacific, Ltd.                                                                   1,455,360
            394,000 Wharf Holdings, Ltd. (The)                                                            1,033,106
                                                                                                      -------------
                                                                                                         41,246,288

Japan (53.2%)
-------------------------------------------------------------------------------------------------------------------
             10,400 Acom Co., Ltd.                                                                          840,798
             15,700 Aiful Corp.                                                                           1,377,039
            101,000 Asahi Glass Co., Ltd.                                                                   709,338
            259,000 Asahi Kasei Corp.                                                                     1,124,469
            195,000 Bank of Tokyo-Mitsubishi, Ltd. (The)                                                  1,544,453
            107,000 Canon, Inc.                                                                           3,885,475
            117,000 Denso Corp.                                                                           2,241,022
                223 East Japan Railway Co.                                                                1,197,757
              8,000 Fast Retailing Co., Ltd.                                                              1,328,013
             26,000 Fuji Photo Film Co., Ltd.                                                               962,809
                162 Fuji Television Network, Inc., 144A                                                   1,133,871
             53,100 Fujisawa Pharmaceutical Co., Ltd.                                                     1,127,263
            311,000 Fujitsu, Ltd.                                                                         4,145,012
            102,000 Furukawa Electric Co., Ltd. (The)                                                     1,058,260
             46,000 Hitachi Information Systems, Ltd.                                                     1,152,753
             76,000 Honda Motor Co., Ltd.                                                                 3,105,507
             77,000 INES Corp.                                                                              756,480
             17,600 Ito En, Ltd.                                                                          1,144,773
                 57 Japan Telecom Co., Ltd.                                                               1,018,994
                103 Japan Tobacco, Inc.                                                                     680,638
             60,900 Kansai Electric Power Co., Inc.                                                         887,497
             47,000 KAO Corp.                                                                             1,185,315
             12,100 Keyence Corp.                                                                         2,240,383
             92,000 Kirin Brewery Co., Ltd.                                                                 837,765
             16,400 Kyocera Corp.                                                                         1,490,790
             19,400 Matsushita Communication Industrial Co., Ltd.                                         1,254,110
            151,000 Matsushita Electric Industrial Co.                                                    2,729,569
            242,000 Matsushita Electric Works                                                             2,553,264
            438,000 Mitsubishi Chemical Corp.                                                             1,188,508
            217,000 Mitsubishi Tokyo Financial                                                            1,147,329
             40,500 Murata Manufacturing Co., Ltd.                                                        3,364,765
            277,000 NEC Corp.                                                                             4,416,967
                 38 NET One Systems Co., Ltd.                                                               788,508
            412,000 Nikko Securities Co., Ltd.                                                            2,893,536
             12,000 Nintendo Co., Ltd.                                                                    1,964,246
                978 Nippon Telegraph and Telephone Corp.                                                  6,244,214
              8,770 Nippon Television Network Corp.                                                       2,729,689
            250,000 Nippon Yusen Kabushiki Kaisha                                                           977,654
            677,000 Nissan Motor Co., Ltd.                                                                4,268,396
             47,000 Nissin Food Products Co., Ltd.                                                        1,057,781
            140,000 Nomura Securities Co., Ltd.                                                           2,513,966
                101 NTT DoCoMo, Inc.                                                                      1,757,223
                315 NTT DoCoMo, Inc. 144A                                                                 5,480,447
            129,600 Omron Corp.                                                                           2,187,582
             14,100 Orix Corp.                                                                            1,183,815
             16,900 Rohm Co., Ltd.                                                                        2,832,402
              5,500 SANIX, Inc. 144A                                                                        202,793
            146,800 Sankyo Co., Ltd.                                                                      2,876,249
             71,000 Seven-Eleven Japan Co., Ltd.                                                          2,833,200
             32,000 Shin-Etsu Chemical Co., Ltd.                                                          1,098,164
            115,100 Sony Corp.                                                                            8,175,497
            206,000 Sumitomo Chemical Co., Ltd.                                                             997,941
            322,000 Sumitomo Corp.                                                                        2,032,737
            119,000 Sumitomo Electric Industries, Ltd.                                                    1,372,346
            413,600 Sumitomo Mitsui Banking Corp.                                                         3,696,983
            111,000 Takeda Chemical Industries, Ltd.                                                      5,359,537
             92,200 Tokyo Electric Power Co.                                                              2,052,977
             15,800 Tokyo Electron, Ltd.                                                                  1,044,086
            160,000 Toppan Printing Co., Ltd.                                                             1,202,873
            277,700 Toyota Motor Corp.                                                                    9,640,822
             22,000 Trend Micro, Inc. (NON)                                                                 935,834
             35,000 Yamada Denki Co., Ltd.                                                                2,430,168
                                                                                                      -------------
                                                                                                        136,662,652

Malaysia (0.7%)
-------------------------------------------------------------------------------------------------------------------
            896,000 Public Bank Berhad                                                                      735,663
            321,000 Telekom Malaysia Berhad                                                                 988,342
                                                                                                      -------------
                                                                                                          1,724,005

Singapore (4.4%)
-------------------------------------------------------------------------------------------------------------------
            321,200 Chartered Semiconductor Manufacturing, Ltd. (NON)                                       775,863
            325,000 City Developments, Ltd.                                                               1,062,327
            284,000 DBS Group Holdings, Ltd.                                                              2,564,654
            164,400 Overseas-Chinese Banking Corp.                                                        1,065,640
            267,000 Singapore Airlines, Ltd.                                                              2,011,745
            700,000 Singapore Exchange, Ltd. 144A (NON)                                                     438,227
            136,000 Singapore Press Holdings, Ltd.                                                        1,491,856
            290,500 Venture Manufacturing, Ltd. (NON)                                                     2,043,961
                                                                                                      -------------
                                                                                                         11,454,273

South Korea (5.5%)
-------------------------------------------------------------------------------------------------------------------
            224,300 Good Morning Securities Co., Ltd. (NON)                                                 738,672
              4,926 H&CB                                                                                     78,520
             68,670 Kookmin Bank                                                                            702,189
             94,750 Korea Electric Power Corp.                                                            1,439,060
             43,500 Korea Telecom Corp. ADR                                                               1,010,070
             20,700 Pohang Iron & Steel Co., Ltd. (NON)                                                   1,400,752
             33,197 Samsung Electronics Co.                                                               5,191,711
             38,900 Samsung Securities Co., Ltd.                                                            877,444
              5,300 SK Telecom Co., Ltd.                                                                    729,248
            133,310 SK Telecom Co., Ltd. ADR                                                              2,023,646
                                                                                                      -------------
                                                                                                         14,191,312

Taiwan (6.2%)
-------------------------------------------------------------------------------------------------------------------
            112,498 ASE Test, Ltd. (NON)                                                                  1,371,069
            194,000 Asustek Computer, Inc.                                                                1,004,355
          3,159,000 Bank Sinopac (NON)                                                                    1,587,341
          1,200,000 China Steel Corp.                                                                       712,611
          2,117,000 Chinatrust Commercial Bank (NON)                                                      1,682,666
            594,000 Formosa Plastics Corp.                                                                  810,403
            251,880 Hon Hai Precision Industry Co., Ltd.                                                  1,541,794
          1,543,116 Taiwan Semiconductor Manufacturing Co., Ltd. (NON)                                    4,158,899
          1,354,000 United Microelectronics Corp. (NON)                                                   2,185,401
             80,000 Via Technologies, Inc. (NON)                                                            860,005
                                                                                                      -------------
                                                                                                         15,914,544

Thailand (0.8%)
-------------------------------------------------------------------------------------------------------------------
            136,000 Advanced Info Service Public Co., Ltd.                                                1,288,469
          1,685,000 TelecomAsia Corp. Public Co., Ltd. (NON)                                                711,998
                                                                                                      -------------
                                                                                                          2,000,467
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $270,857,646) (b)                                         $ 256,605,781
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $256,870,298.

  (b) The aggregate identified cost on a tax basis is $287,659,077, resulting in gross unrealized appreciation and depreciation of $9,676,746 and $40,730,042, respectively, or net unrealized depreciation of $31,053,296.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at March 31, 2001 (as a percentage of net assets):

         Electronics      12.4%
         Banking          11.4

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $270,857,646) (Note 1)                                        $256,605,781
-------------------------------------------------------------------------------------------
Foreign currency (cost $1,989,186)                                                1,863,582
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                     669,896
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              712,044
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    4,810,383
-------------------------------------------------------------------------------------------
Total assets                                                                    264,661,686

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                 4,342,309
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,402,791
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          972,702
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        608,670
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          169,525
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       33,682
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,772
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              210,513
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               49,424
-------------------------------------------------------------------------------------------
Total liabilities                                                                 7,791,388
-------------------------------------------------------------------------------------------
Net assets                                                                     $256,870,298

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $404,642,525
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (12,257,273)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (121,127,385)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (14,387,569)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $256,870,298

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($134,685,242 divided by 14,157,434 shares)                                           $9.51
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.51)*                               $10.09
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($109,764,241 divided by 11,874,907 shares)**                                         $9.24
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($5,963,928 divided by 633,953 shares)**                                              $9.41
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($6,456,887 divided by 689,279 shares)                                                $9.37
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.37)*                                $9.71
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividend (net foreign tax of $113,951)                                         $  1,628,836
-------------------------------------------------------------------------------------------
Interest                                                                            148,134
-------------------------------------------------------------------------------------------
Total investment income                                                           1,776,970

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,383,063
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      563,284
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   19,313
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      2,828
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               229,608
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               711,552
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                48,048
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                34,416
-------------------------------------------------------------------------------------------
Other                                                                               295,969
-------------------------------------------------------------------------------------------
Total expenses                                                                    3,288,081
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (319,684)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,968,397
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,191,427)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (13,543,077)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     175,340
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (691,078)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the period                                 182,018
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                    (82,789,042)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (96,665,839)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(97,857,266)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $   (1,191,427)  $   (4,849,068)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (14,058,815)      80,687,959
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (82,607,024)     (67,905,348)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       (97,857,266)       7,933,543
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --       (2,586,921)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,051,311)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (42,443)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --         (102,650)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (78,977,438)     (56,799,311)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (176,834,704)     (52,649,093)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   433,705,002      486,354,095
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distributions in excess of net investment
income of $12,257,273 and $11,065,846, respectively)                 $256,870,298     $433,705,002
--------------------------------------------------------------------------------------------------

* Unaudited.

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.91       $13.49        $8.83       $13.58       $13.63       $13.58
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)        (.08)        (.01)         .11          .05          .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.38)        (.37)        5.79        (4.77)         .41          .63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.40)        (.45)        5.78        (4.66)         .46          .66
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.13)       (1.11)        (.09)        (.43)        (.60)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)          --         (.08)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --           --           --         (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.13)       (1.12)        (.09)        (.51)        (.61)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.51       $12.91       $13.49        $8.83       $13.58       $13.63
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (26.34)*      (3.54)       71.79       (34.47)        3.47         5.02
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $134,685     $232,355     $248,255     $240,978     $515,107     $223,307
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .78*        1.38         1.46         1.46         1.50         1.54
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.17)*       (.49)        (.14)        1.05          .40          .20
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.83*      150.42       183.18       128.25        89.77        72.68
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.59       $13.20        $8.68       $13.34       $13.41       $13.37
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.06)        (.19)        (.10)         .03         (.06)        (.07)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.29)        (.36)        5.70        (4.69)         .41          .63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.35)        (.55)        5.60        (4.66)         .35          .56
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.06)       (1.07)          --         (.36)        (.51)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)          --         (.06)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --           --           --         (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.06)       (1.08)          --         (.42)        (.52)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.24       $12.59       $13.20        $8.68       $13.34       $13.41
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (26.61)*      (4.27)       70.58       (34.93)        2.66         4.33
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $109,764     $179,385     $221,291     $100,331     $199,036     $225,241
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.15*        2.13         2.21         2.21         2.25         2.30
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.55)*      (1.25)        (.91)         .32         (.45)        (.55)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.83*      150.42       183.18       128.25        89.77        72.68
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             March 31   Year ended  July 26, 1999+
operating performance               (Unaudited)   Sept. 30    to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.82       $13.48       $12.15
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.06)        (.17)        (.02)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.35)        (.38)        1.35
---------------------------------------------------------------------------
Total from
investment operations                  (3.41)        (.55)        1.33
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --         (.11)          --
---------------------------------------------------------------------------
Total distributions                       --         (.11)          --
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.41       $12.82       $13.48
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (26.60)*      (4.24)       10.95*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $5,964      $11,040       $2,308
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.15*        2.13          .41*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.56)*      (1.07)        (.19)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 72.83*      150.42       183.18
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.75       $13.35        $8.78       $13.46       $13.54       $13.53
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.05)        (.16)        (.08)         .06         (.02)        (.03)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.33)        (.36)        5.76        (4.74)         .41          .63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.38)        (.52)        5.68        (4.68)         .39          .60
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.08)       (1.10)          --(d)      (.40)        (.58)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)          --         (.07)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --           --           --         (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.08)       (1.11)          --         (.47)        (.59)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.37       $12.75       $13.35        $8.78       $13.46       $13.54
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (26.51)*      (4.01)       70.88       (34.75)        2.93         4.65
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,457      $10,925      $14,500       $5,488      $10,304       $9,144
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.03*        1.88         1.96         1.96         2.00         2.06
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.43)*      (1.05)        (.69)         .57         (.17)        (.24)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 72.83*      150.42       183.18       128.25        89.77        72.68
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Distributions from net investment income amounted to less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher on-going distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an on-going distribution fee that is higher than class A shares but lower than class B and class C shares. Effective March 15, 2001, a redemption fee of 1.00% of the total redemption amount will apply to any shares purchased after March 15, 2001 that are held for less than 90 days.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2000, the fund had a capital loss carryover of approximately $101,333,000 available to offset future net capital gain, if any, which will expire on September 30, 2007.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2001, the fund's expenses were reduced by $319,684 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $819 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $21,847 and $1,355 from the sale of class A and class M shares, respectively, and received $230,789 and $4,763 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received $76,764 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $244,116,559 and $313,899,055, respectively.

There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 40,808,501       $ 458,976,904
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            40,808,501         458,976,904

Shares
repurchased                                (44,644,912)       (507,685,631)
---------------------------------------------------------------------------
Net decrease                                (3,836,411)      $ (48,708,727)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 63,204,762       $ 958,303,558
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  142,316           2,339,346
---------------------------------------------------------------------------
                                            63,347,078         960,642,904

Shares
repurchased                                (63,753,966)       (984,560,514)
---------------------------------------------------------------------------
Net decrease                                  (406,888)      $ (23,917,610)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,988,855        $ 21,625,163
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,988,855          21,625,163

Shares
repurchased                                 (4,357,783)        (47,293,319)
---------------------------------------------------------------------------
Net decrease                                (2,368,928)       $(25,668,156)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,384,074       $ 159,533,155
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   55,644             896,987
---------------------------------------------------------------------------
                                            10,439,718         160,430,142

Shares
repurchased                                (12,966,457)       (200,457,909)
---------------------------------------------------------------------------
Net decrease                                (2,526,739)      $ (40,027,767)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,593,731        $ 28,520,219
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,593,731          28,520,219

Shares
repurchased                                 (2,820,856)        (31,006,630)
---------------------------------------------------------------------------
Net decrease                                  (227,125)       $ (2,486,411)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,789,923        $ 58,196,914
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,996              32,759
---------------------------------------------------------------------------
                                             3,791,919          58,229,673

Shares
repurchased                                 (3,102,101)        (46,252,302)
---------------------------------------------------------------------------
Net increase                                   689,818        $ 11,977,371
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,521,754        $ 28,410,070
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,521,754          28,410,070

Shares
repurchased                                 (2,689,172)        (30,524,214)
---------------------------------------------------------------------------
Net decrease                                  (167,418)       $ (2,114,144)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,740,202        $ 41,333,295
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,427              88,412
---------------------------------------------------------------------------
                                             2,745,629          41,421,707

Shares
repurchased                                 (2,975,383)        (46,253,012)
---------------------------------------------------------------------------
Net decrease                                  (229,754)       $ (4,831,305)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President

Simon Davis
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asia Pacific Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA001-71197 844/193/470 5/01